Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Components of provision for income taxes
Current	$ (330)	$ (210)	$ (619)	$ (619)
Deferred	198	91	748	(336)
Income tax (expense) recovery	$ (132)	$ (119)	$ 129	$ (955)